Deferred Revenue (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Entity Information [Line Items]
Schedule of recognized revenue and remaining deferred revenue balance

The recognized revenue and remaining balance is shown below (in thousands):

Deferred revenue balance -December 31, 2018	$27,883
New billings	54,735
Revenue recognized	(57,348)
Deferred revenue balance - June 30, 2019	$25,270

Tradeweb Markets LLC
Entity Information [Line Items]
Schedule of recognized revenue and remaining deferred revenue balance

The recognized revenue and remaining balance is shown below (in thousands):

	Successor	Predecessor	Predecessor
	October 1,	January 1,	Year Ended
	2018 to	2018 to	December 31,
	December 31, 2018	September 30, 2018	2017
Deferred revenue balance – beginning of period	$28,280	$29,673	$42,184
New billings	26,609	100,091	127,312
Revenue recognized	(27,006)	(101,484)	(139,823)
Deferred revenue balance – end of period	$27,883	$28,280	$29,673